Segmented Information - Additional Information (Details) - Customer Concentration Risk [member] - customer	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
100% of Concentrate and Silver and Gold Sales Revenue [member]
Disclosure of operating segments [line items]
Number of significant customers	23
Sales Revenue [member]
Disclosure of operating segments [line items]
Number of significant customers	7	7
Customer A [member] | Sales Revenue [member]
Disclosure of operating segments [line items]
Concentration risk (percent)	15.00%	28.00%
Customer B [member] | Sales Revenue [member]
Disclosure of operating segments [line items]
Concentration risk (percent)	15.00%	14.00%
Customer C [member] | Sales Revenue [member]
Disclosure of operating segments [line items]
Concentration risk (percent)	13.00%	13.00%
Customer D [member] | Sales Revenue [member]
Disclosure of operating segments [line items]
Concentration risk (percent)	13.00%	10.00%
Customer E [member] | Sales Revenue [member]
Disclosure of operating segments [line items]
Concentration risk (percent)	9.00%	8.00%
Customer F [member] | Sales Revenue [member]
Disclosure of operating segments [line items]
Concentration risk (percent)	8.00%	8.00%
Customer G [member] | Sales Revenue [member]
Disclosure of operating segments [line items]
Concentration risk (percent)	8.00%	5.00%